Interests in associates (Details) - CHF (SFr)			12 Months Ended
	Dec. 31, 2024	Apr. 02, 2024	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
General information
Share of net loss of Neurosterix's Group			SFr (2,177,157)
Share of other comprehensive loss of Neurosterix's Group			(164,101)
Balance as of December 31,	SFr 7,087,142		7,087,142
Current assets	3,541,363		3,541,363	SFr 4,234,605
Non-current assets	7,136,940		7,136,940	407,280
Current liabilities	802,093		802,093	2,893,284
Non-current liabilities	SFr 198,939		198,939	603,136
Net loss for the period			7,055,787	(10,556,227)	[1]	SFr (20,804,213)	[1]
Other comprehensive loss			(412,853)	(508,167)		1,269,787
Total comprehensive loss			6,642,934	SFr (11,064,394)		SFr (19,534,426)
Neurosterix US Holdings LLC
General information
Percentage of equity interest received		20.00%
Equity interest held	20.00%
Neurosterix Group
General information
Fair value of Neurosterix US Holdings LLC equity interest			9,428,400
Share of net loss of Neurosterix's Group			(2,177,157)
Share of other comprehensive loss of Neurosterix's Group			(164,101)
Balance as of December 31,	SFr 7,087,142		7,087,142
Current assets	19,488,067		19,488,067
Non-current assets	16,798,610		16,798,610
Current liabilities	2,332,589		2,332,589
Non-current liabilities	2,452,936		2,452,936
Net assets	31,501,153		31,501,153
Group share of net assets	6,300,231		6,300,231
Difference between carrying amount of equity-accounted investment and share of net assets	SFr 800,000		800,000
Income			298,379
Net loss for the period			(10,885,785)
Other comprehensive loss			(820,507)
Total comprehensive loss			SFr (11,706,292)

[1]	The comparative information has been re-presented due to discontinued operations that have been reclassed to the financial line called “Net profit or loss from discontinued operations” (note 23). In the other sections of these consolidated financial statements an asterisk will indicate where comparative information has been re-presented